Bramshill Multi-Strategy Income Fund

Class A Shares (BDKAX), Class C Shares (BDKCX), Class T Shares (BDKDX)

and Institutional Class Shares (BDKNX)

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated November 3, 2025, to the currently effective

Statement of Additional Information (“SAI”).

Effective September 12, 2025, Jill I. Mavro is appointed as an Independent Trustee of the Board of Trustees of the Trust (the “Board”). Accordingly, the following changes are made to the Fund’s SAI.

The last sentence of the second paragraph of the “Trustees and Officers” section is replaced with the following:

Jill I. Mavro, Charles H. Miller, Ashley Toomey Rabun, James E. Ross, and William H. Young are all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”).

The following is added to the table under the section entitled “Trustees and Officers”:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee [e]
“Independent” Trustees:
Jill I. Mavro [a] (born 1972) Trustee	Since September 2025	Principal and Founder, Spoondrift Advisory, a consulting service for the asset management industry (2018 – present); Managing Director at Transaction Strategies, LLC (formerly CapWGlobal, LLC), a financial technology consulting company (2020 – 2025); Senior Managing Director (2015 – 2018), Managing Director (2012-2016), and Vice President (2004 – 2012), State Street Corporation, a financial services company.	4

BNY Mellon ETF Trust, a registered investment company (includes 10 portfolios);

BNY Mellon ETF Trust II, a registered investment company (includes 2 portfolios); GoldenTree Opportunistic Credit Fund, a closed-end investment company.

Charles H. Miller [a,g] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	4	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4	Select Sector SPDR Trust, a registered investment company (includes 22 portfolios).

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee [e]
James E. Ross [a] (born 1965) Trustee	Since December 2022	President, Winnisquam Capital LLC (2022 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (March 2021 – December 2023); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (June 2020 – September 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – March 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – March 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – March 2020).	4	SPDR Index Shares Funds, a registered investment company (includes 25 portfolios); SPDR Series Trust, a registered investment company (includes 85 portfolios); Select Sector SPDR Trust, a registered investment company (includes 22 portfolios); SSGA Active Trust, a registered investment company (includes 32 portfolios); Fusion Acquisition Corp II.
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	4	None.
Interested Trustee:
Maureen Quill [a,f] (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, Investment Managers Series Trust III (June 2023 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	4	Investment Managers Series Trust III, a registered investment company (includes 9 portfolios); Source Capital, a closed-end investment company.

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee [e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Michael Dziura [b] (born 1985) Chief Compliance Officer	Since January 2025	Partner (July 2024 – present), Managing Director (2023 – 2024), and Director (2017 – 2023), Dziura Compliance Consulting, LLC; Chief Compliance Officer, Etna Capital Management Limited (2024 – present); Chief Compliance Officer, Westfuller Advisors, LLC (2023 – present), Chief Compliance Officer, Climate Finance Partners, LLC (2022 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 31 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Fund’s investment advisor also serves as investment advisor to the Gramercy Emerging Markets Debt Fund, Robinson Opportunistic Income Fund, and Robinson Tax Advantaged Income Fund (and together with the Fund, the “Liberty Street Funds”), which are offered in separate prospectuses. The Liberty Street Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services.
e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.
f	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.
g	Mr. Miller intends to retire as Trustee of the Trust in December 2025.

The following is added to the Trustee compensation table under the section entitled “Compensation”:

Name of Person/Position	Aggregate Compensation From the Fund ($)[1,3]	Pension or Retirement Benefits Accrued as Part of Fund’s Expenses ($)	Estimated Annual Benefits Upon Retirement ($)	Total Compensation from Fund Complex Paid to Trustees ($)[1,2,3]
Independent Trustees:
Jill I. Mavro, Trustee	$0	None	None	$0

1	For the fiscal year ended December 31, 2024.
2	There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Advisor also serves as investment advisor to the Gramercy Emerging Markets Debt Fund, Robinson Opportunistic Income Fund, and Robinson Tax Advantaged Income Fund, which are offered in separate prospectuses. The Liberty Street Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services. For the Fund’s fiscal year ended December 31, 2024, the aggregate Independent Trustees’ fees for the Trust were $735,000.
3	Each independent Trustee elected to defer payment of their compensation from the Fund under the Fund’s non-qualified Deferred Compensation Plan for Trustees under which trustees may defer receipt of all or part of their compensation from the Fund. As of the fiscal year ended December 31, 2024, the total amount of deferred compensation payable to Ms. Rabun, Mr. Miller, Mr. Young and Mr. Ross was $130,528, $307,754, $163,933 and $223,927, respectively.

The first paragraph of the “Additional Information Concerning the Board and the Trustees” section is replaced with the following:

The current Trustees were selected with a view towards establishing a Board that would have the broad experience needed to oversee a registered investment company comprised of multiple series employing a variety of different investment strategies. Ms. Rabun, Mr. Miller, and Mr. Young were selected in November 2007, Ms. Quill was selected in June 2019, Mr. Ross was selected in December 2022, and Ms. Mavro was selected in September 2025. As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.

The following bullet-point is added under the section entitled “Additional Information Concerning the Board and the Trustees”:

•	Ms. Mavro has extensive senior executive experience in the investment management industry, organizational management experience as a member of senior management, experience with advisers, private equity firms and broker dealers, and experience serving in board positions with funds, including multiple series trusts, similar to the Trust.

The following is added to the section entitled “Fund Shares Beneficially Owned by Trustees”:

As of September 1, 2025, Ms. Mavro beneficially owned shares of the Funds and other series of the Trust as follows.

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jill I. Mavro, Independent Trustee	None	None

Additionally, Charles H. Miller, a current Independent Trustee of the Board, intends to retire from the Board in December 2025. All references and information relating to Mr. Miller are removed in their entirety effective January 1, 2026.

Please file this Supplement with your records.